Financial instruments - valuation (Tables)	12 Months Ended
Dec. 31, 2025
Financial instruments - classification
Schedule of financial assets and liabilities at fair value by valuation hierarchy

	2025				2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Trading assets
Loans	—	33,556	96	33,652	—	34,761	278	35,039
Securities	9,586	3,299	—	12,885	8,772	5,106	—	13,878
Derivatives
Interest rate	—	32,382	360	32,742	—	37,026	473	37,499
Foreign exchange	—	27,878	103	27,981	—	40,687	110	40,797
Other	—	57	9	66	—	63	47	110
Other financial assets
Loans	—	35	533	568	—	288	565	853
Securities	25,528	16,964	152	42,644	23,943	13,641	209	37,793
Total financial assets held at fair value	35,114	114,171	1,253	150,538	32,715	131,572	1,682	165,969
As a % of total fair value assets	23%	76%	1%		20%	79%	1%

Liabilities
Trading liabilities
Deposits	—	41,284	—	41,284	—	43,966	—	43,966
Debt securities in issue	—	234	—	234	—	257	—	257
Short positions	6,172	1,331	1	7,504	8,766	1,724	1	10,491
Derivatives
Interest rate	—	26,589	169	26,758	—	31,253	279	31,532
Foreign exchange	—	26,988	54	27,042	—	40,240	66	40,306
Other	—	119	55	174	—	124	120	244
Other financial liabilities
Debt securities in issue	—	2,302	3	2,305	—	1,733	3	1,736
Other deposits	—	2,285	27	2,312	—	1,787	25	1,812
Subordinated liabilities	—	237	—	237	—	234	—	234
Total financial liabilities held at fair value	6,172	101,369	309	107,850	8,766	121,318	494	130,578
As a % of total fair value liabilities	6%	94%	0%		7%	93%	0%

(1)	Transfers between levels are deemed to have occurred at the beginning of the quarter in which the instrument was transferred.
(2)

For an analysis of debt securities held at mandatory fair value through profit or loss by issuer as well as ratings and derivatives, by type and contract, refer to Risk and capital management – Credit risk.

Schedule of financial instruments valuation adjustments

	2025	2024
Adjustment	£m	£m
Funding valuation adjustments	(11)	123
Credit valuation adjustments	179	190
Bid–offer	60	76
Product and deal specific	124	157
Total	352	546

Schedule of valuation techniques for unobservable inputs of level 3 financial instruments

				2025		2024
Financial instrument	Valuation technique	Unobservable inputs	Units	Low	High	Low	High
Trading assets and Other financial assets
Loans	Price-based	Price	%	89	121	88	123
	Discount cash flow	Credit spreads	bps	34	81	36	93
Debt securities	Price-based	Price	%	—	111	—	116

Equity Shares	Price-based	Price	GBP	—	44,090	—	47,312
	Price-based	Price	%	—	—	—	15
	Discount cash flow	Discount margin	%	—	—	9	13
	Net asset valuation	Fund NAV	%	80	120	80	120

Derivative assets and liabilities
Credit derivatives	Credit derivative pricing	Credit spreads	bps	16	133	15	86
	Option pricing	Correlation	%	(15)	75	(15)	95
		Volatility	%	30	75	30	80
		Upfront points	%	—	99	—	99
		Recovery rate	%	—	60	—	60

Interest rate & FX	Option pricing	Correlation	%	(50)	98	(50)	98
derivatives		Volatility	%	3	82	3	99
		Constant Prepayment Rate	%	2	25	2	20
		Mean Reversion	%	—	13	—	20
		Inflation volatility	%	1	2	1	2
		Inflation rate	%	2	2	2	2

(1)

Valuation for private equity investments may be estimated by looking at past prices of similar stocks and from valuation statements where valuations are usually derived from earnings measures such as EBITDA or net asset value (NAV). Similarly, for equity or bond fund investments, prices may be estimated from valuation or credit statements using NAV or similar measures.

(2)	NatWest Group does not have any material liabilities measured at fair value that are issued with an inseparable third-party credit enhancement.

Schedule of financial instruments carried at fair value on the balance sheet by valuation sensitivities for level 3 balances

	2025			2024
	Level 3	Favourable	Unfavourable	Level 3	Favourable	Unfavourable
	£m	£m	£m	£m	£m	£m
Assets
Trading assets
Loans	96	—	—	278	—	—
Derivatives
Interest rate	360	20	(10)	473	20	(20)
Foreign exchange	103	10	(10)	110	—	—
Other	9	—	—	47	—	—
Other financial assets
Loans	533	—	(10)	565	—	(10)
Securities	152	10	(20)	209	20	(30)
Total financial assets held at fair value	1,253	40	(50)	1,682	40	(60)

Liabilities
Trading liabilities
Short positions	1	—	—	1	—	—
Derivatives
Interest rate	169	10	(10)	279	10	(10)
Foreign exchange	54	—	—	66	—	—
Other	55	—	—	120	10	(10)
Other financial liabilities
Debt securities in issue	3	—	—	3	—	—
Other deposits	27	—	(20)	25	10	(20)
Total financial liabilities held at fair value	309	10	(30)	494	30	(40)

Schedule of movement in level 3 assets and liabilities

		Other	Other			Other	Other
	Derivatives	trading	financial	Total	Derivatives	trading	financial	Total
	assets	assets (2)	assets (3)	assets	liabilities	liabilities (2)	liabilities	liabilities
2025	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January	630	278	774	1,682	465	1	28	494
Amounts recorded in the income statement (1)	(145)	(3)	7	(141)	(136)	—	2	(134)
Amount recorded in the statement of comprehensive income	—	—	5	5	—	—	—	—
Level 3 transfers in	42	—	—	42	12	—	—	12
Level 3 transfers out	(41)	—	(15)	(56)	(13)	—	(1)	(14)
Purchases/originations	124	105	164	393	98	—	—	98
Settlements/other decreases	(39)	(89)	—	(128)	(46)	—	—	(46)
Sales	(100)	(197)	(250)	(547)	(105)	—	—	(105)
Foreign exchange and other adjustments	1	2	—	3	3	—	1	4
At 31 December	472	96	685	1,253	278	1	30	309

Amounts recorded in the income statement in respect of balances held at period end - unrealised	(12)	12	4	4	(31)	—	—	(31)

2024
At 1 January	823	223	915	1,961	685	3	3	691
Amounts recorded in the income statement (1)	(122)	(17)	12	(127)	(121)	—	—	(121)
Amount recorded in the statement of comprehensive income	—	—	13	13	—	—	—	—
Level 3 transfers in	7	1	56	64	1	2	25	28
Level 3 transfers out	(3)	(19)	(241)	(263)	(2)	(3)	—	(5)
Purchases/originations	147	118	117	382	121	1	—	122
Settlements/other decreases	(44)	(27)	(18)	(89)	(32)	—	—	(32)
Sales	(178)	—	(72)	(250)	(182)	(2)	—	(184)
Foreign exchange and other adjustments	—	(1)	(8)	(9)	(5)	—	—	(5)
At 31 December	630	278	774	1,682	465	1	28	494

Amounts recorded in the income statement in respect of balances held at period end - unrealised	83	1	12	96	56	—	—	56

(1)	There were net losses on trading assets and liabilities of £12 million (2024 - net losses of £18 million) was included in income from trading activities. Net gains on other instruments of £5 million (2024 - net gains of £12 million) was included in other operating income or interest income as appropriate.
(2)	Other trading assets and other trading liabilities comprise assets and liabilities held at fair value in trading portfolios.
(3)	Other financial assets comprise fair value through other comprehensive income, designated as at fair value through profit or loss and other fair value through profit or loss.

Schedule of carrying value and fair value of financial instruments carried at amortised cost on the balance sheet

						Items where
						fair value
	Carrying	Fair	Fair value hierarchy level			approximates
	value	value	Level 1	Level 2	Level 3	carrying value
2025	£bn	£bn	£bn	£bn	£bn	£bn
Financial assets
Cash and balances at central banks	85.2	85.2	—	—	—	85.2
Settlement balances	0.6	0.6	—	—	—	0.6
Loans to banks	7.0	6.9	—	3.6	0.8	2.5
Loans to customers	418.9	414.5	—	33.1	381.4	—
Other financial assets - securities	36.6	36.6	15.4	15.1	6.1	—

2024
Financial assets
Cash and balances at central banks	93.0	93.0	—	—	—	93.0
Settlement balances	2.1	2.1	—	—	—	2.1
Loans to banks	6.0	5.9	—	1.8	0.5	3.6
Loans to customers	400.3	396.6	—	34.9	361.7	—
Other financial assets - securities	24.6	24.6	4.3	12.4	7.9	—

2025
Financial liabilities
Bank deposits	44.1	44.1	—	36.2	3.8	4.1
Customer deposits	443.0	424.4	—	30.4	26.3	367.7
Settlement balances	0.9	0.9	—	—	—	0.9
Other financial liabilities
- debt securities in issue	63.0	63.6	—	51.9	11.7	—
Subordinated liabilities	5.9	6.1	—	6.1	—	—
Notes in circulation	3.2	3.2	—	—	—	3.2

2024
Financial liabilities
Bank deposits	31.5	31.2	—	23.9	3.0	4.3
Customer deposits	433.5	433.3	—	24.3	46.0	363.0
Settlement balances	1.7	1.7	—	—	—	1.7
Other financial liabilities
- debt securities in issue	57.5	57.6	—	48.9	8.7	—
Subordinated liabilities	5.9	6.0	—	6.0	—	—
Notes in circulation	3.3	3.3	—	—	—	3.3